Operations Classified as Held for Sale - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 08, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 06, 2023
Disclosure of subsidiaries [line items]
Transfers and others		€ 104	€ (170)
Goodwill impairment		€ 866	58	€ 0
Daytona Midco, S.L. (Nabiax)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate (as a percent)	20.00%	20.00%
Fiber optic assets in Peru
Disclosure of subsidiaries [line items]
Transfers and others		€ 118	€ (163)
Goodwill impairment		34
Pangea
Disclosure of subsidiaries [line items]
Impairment loss, property, plant and equipment		108
Reversal of deferred tax assets		€ 13
Telefónica Hispam | Affiliate Of Kohlberg Kravis Roberts
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired					54.00%
Telefónica Hispam | Entel Perú
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired					10.00%
Asterion Industrial Partners SGEIC | Aermont Group | Nabiax
Disclosure of subsidiaries [line items]
Percentage of share capital sold	80.00%